Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		16 Months Ended
	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011
OPERATING ACTIVITIES
Net loss	$ 7,784	$ 18,787	$ 65,875
Adjustments to reconcile net loss to net cash used by operating activities:
Changes in operating assets and liabilities:
Prepaid expenses		2,638
Accrued interest payable	176		176
Accounts payable	3,090	1,784	3,267
Net Cash Used in Operating Activities	(4,518)	(14,365)	(62,432)
INVESTING ACTIVITIES
Net Cash Provided by (Used in) Investing Activities
FINANCING ACTIVITIES
Proceeds from common stock issued			40,600
Proceeds from related party payables	4,500	852	22,105
Net Cash Provided by Financing Activities	4,500	852	62,705
NET INCREASE (DECREASE) IN CASH	(18)	(13,513)	273
CASH AT BEGINNING OF PERIOD	291	29,842
CASH AT END OF PERIOD	273	16,329	273
CASH PAID FOR:
Interest
Income Taxes